JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.*	1,727	283,504
Teledyne Technologies, Inc.*	869	310,242
Virgin Galactic Holdings, Inc.*(a)	10,735	475,453

		1,069,199

Alternative Energy — 0.9%
Enphase Energy, Inc.*	3,075	560,726
First Solar, Inc.*	3,989	395,510
SolarEdge Technologies, Inc.*	1,452	418,655

		1,374,891

Automobiles & Parts — 2.7%
Gentex Corp.	9,952	328,914
Tesla, Inc.*	4,765	3,781,170

		4,110,084

Banks — 0.4%
SVB Financial Group*	1,209	529,276

Beverages — 0.3%
Monster Beverage Corp.*	5,887	511,168

Chemicals — 1.4%
Air Products and Chemicals, Inc.	2,166	577,802
Albemarle Corp.	1,593	259,117
Ashland Global Holdings, Inc.	657	52,554
Ecolab, Inc.	2,913	595,738
FMC Corp.	3,204	346,961
RPM International, Inc.	3,788	312,396

		2,144,568

Construction & Materials — 1.3%
AECOM*	6,544	327,855
Masco Corp.	7,029	381,745
Quanta Services, Inc.	5,194	366,021
Trane Technologies plc	1,620	232,227
Trex Co., Inc.*	4,887	448,480
Watsco, Inc.	929	221,557

		1,977,885

Electricity — 2.0%
Entergy Corp.	3,587	341,949
Eversource Energy	5,575	487,812
NextEra Energy, Inc.	18,941	1,531,759
PG&E Corp.*	30,620	349,986
Southern Co. (The)	5,538	326,299

		3,037,805

Electronic & Electrical Equipment — 1.4%
Agilent Technologies, Inc.	4,895	588,232
Keysight Technologies, Inc.*	3,706	524,733
Mettler-Toledo International, Inc.*	440	513,964
Universal Display Corp.	228	52,627
Zebra Technologies Corp., Class A*	1,175	455,700

		2,135,256

Financial Services — 7.1%
American Express Co.	5,426	630,827
Ares Management Corp.	1,894	85,533
BlackRock, Inc.	1,538	1,078,538
Broadridge Financial Solutions, Inc.	2,639	372,917
Eaton Vance Corp.	5,321	357,252
Element Solutions, Inc.	5,008	85,286
KKR & Co., Inc.	11,466	446,601
LPL Financial Holdings, Inc.	2,804	303,785
MarketAxess Holdings, Inc.	825	446,127
Mastercard, Inc., Class A	7,353	2,325,680
Moody’s Corp.	2,164	576,187
MSCI, Inc.	1,316	520,215
S&P Global, Inc.	2,697	854,949
Virtu Financial, Inc., Class A	4,370	121,355
Visa, Inc., Class A	12,650	2,444,612

		10,649,864

Fixed Line Telecommunications — 0.7%
Verizon Communications, Inc.	18,881	1,033,735

Food & Drug Retailers — 0.5%
Casey’s General Stores, Inc.	1,224	229,476
Kroger Co. (The)	14,487	499,801

		729,277

Food Producers — 0.7%
Hershey Co. (The)	2,662	387,161
Hormel Foods Corp.	7,000	328,020
McCormick & Co., Inc. (Non-Voting)	4,506	403,467

		1,118,648

Gas, Water & Multiutilities — 0.6%
American Water Works Co., Inc.	3,329	529,378
WEC Energy Group, Inc.	5,019	446,189

		975,567

General Industrials — 0.9%
AptarGroup, Inc.	1,122	149,192
Avery Dennison Corp.	2,328	351,226
Ball Corp.	5,544	487,983
Crown Holdings, Inc.*	3,933	354,560

		1,342,961

General Retailers — 8.1%
Amazon.com, Inc.*	930	2,981,766
Burlington Stores, Inc.*	1,364	339,500
Chegg, Inc.*	4,883	465,155
Copart, Inc.*	4,195	460,401
Costco Wholesale Corp.	3,698	1,303,286
Dollar General Corp.	3,314	644,938
Etsy, Inc.*	2,792	555,859
frontdoor, Inc.*	1,197	65,883
Home Depot, Inc. (The)	9,283	2,514,022
O’Reilly Automotive, Inc.*	493	209,757
Rollins, Inc.	5,475	197,209
Service Corp. International	2,502	126,176
Target Corp.	5,479	992,630
TJX Cos., Inc. (The)	12,312	788,460
Wayfair, Inc., Class A*	1,055	287,298
Williams-Sonoma, Inc.	2,027	261,321

		12,193,661

Health Care Equipment & Services — 8.7%
10X Genomics, Inc., Class A*	2,219	379,782
Amedisys, Inc.*	1,220	350,518
Bio-Rad Laboratories, Inc., Class A*	658	377,541
Bio-Techne Corp.	1,192	387,293
Chemed Corp.	653	338,189
Danaher Corp.	6,071	1,443,927

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
DaVita, Inc.*	3,268	383,565
DexCom, Inc.*	1,262	473,061
Humana, Inc.	1,566	599,950
IDEXX Laboratories, Inc.*	1,281	613,189
Insulet Corp.*	1,633	436,305
Intuitive Surgical, Inc.*	1,152	861,281
Masimo Corp.*	1,481	379,018
Quest Diagnostics, Inc.	3,220	415,863
Quidel Corp.*	1,800	451,746
Repligen Corp.*	1,957	391,400
ResMed, Inc.	2,490	501,909
STERIS plc	594	111,143
Teladoc Health, Inc.*	2,260	596,256
Thermo Fisher Scientific, Inc.	3,622	1,846,133
UnitedHealth Group, Inc.	3,911	1,304,631
West Pharmaceutical Services, Inc.	1,640	491,164

		13,133,864

Household Goods & Home Construction — 2.0%
Church & Dwight Co., Inc.	4,837	408,388
DR Horton, Inc.	2,411	185,165
Procter & Gamble Co. (The)	16,387	2,100,977
PulteGroup, Inc.	8,146	354,351

		3,048,881

Industrial Engineering — 1.0%
Deere & Co.	3,542	1,022,929
Generac Holdings, Inc.*	1,895	466,966

		1,489,895

Industrial Metals & Mining — 0.1%
Fastenal Co.	2,523	115,024

Industrial Transportation — 2.5%
FedEx Corp.	2,833	666,718
JB Hunt Transport Services, Inc.	2,579	347,288
Kansas City Southern	2,059	417,297
Norfolk Southern Corp.	3,201	757,421
Old Dominion Freight Line, Inc.	2,150	417,100
Schneider National, Inc., Class B	1,573	33,033
United Parcel Service, Inc., Class B	7,204	1,116,620

		3,755,477

Leisure Goods — 1.1%
Garmin Ltd.	3,464	397,875
Pool Corp.	1,220	432,100
Take-Two Interactive Software, Inc.*	2,493	499,722
Zynga, Inc., Class A*	32,228	319,379

		1,649,076

Life Insurance — 0.0%(b)
Globe Life, Inc.	327	29,558

Media — 2.6%
Cable One, Inc.	156	312,000
Charter Communications, Inc., Class A*	1,540	935,642
Dolby Laboratories, Inc., Class A	425	37,413
FactSet Research Systems, Inc.	422	127,587
Liberty Broadband Corp., Class C*	3,878	566,382
Netflix, Inc.*	378	201,243
Roku, Inc.*	1,818	707,257
Spotify Technology SA*	1,912	602,280
Trade Desk, Inc. (The), Class A*	638	488,702

		3,978,506

Mining — 0.3%
Newmont Corp.	7,589	452,304

Mobile Telecommunications — 0.5%
T-Mobile US, Inc.*	6,477	816,620

Nonlife Insurance — 2.1%
Aon plc, Class A	2,727	553,854
Arthur J Gallagher & Co.	3,983	459,678
Brown & Brown, Inc.	7,605	327,699
Erie Indemnity Co., Class A	717	174,303
Marsh & McLennan Cos., Inc.	5,697	626,157
Progressive Corp. (The)	7,726	673,630
Willis Towers Watson plc	2,074	420,898

		3,236,219

Oil & Gas Producers — 1.1%
Chevron Corp.	11,201	954,325
EQT Corp.	5,781	94,288
Hess Corp.	5,183	279,778
Pioneer Natural Resources Co.	2,255	272,630

		1,601,021

Oil Equipment, Services & Distribution — 0.4%
Antero Midstream Corp.	14,992	121,435
Kinder Morgan, Inc.	26,304	370,360
Targa Resources Corp.	4,815	131,787

		623,582

Personal Goods — 1.8%
Estee Lauder Cos., Inc. (The), Class A	2,902	686,759
Lululemon Athletica, Inc.*	1,596	524,573
NIKE, Inc., Class B	11,161	1,490,998

		2,702,330

Pharmaceuticals & Biotechnology — 4.6%
Acceleron Pharma, Inc.*	2,650	306,155
Alnylam Pharmaceuticals, Inc.*	2,930	440,906
Bristol-Myers Squibb Co.	8,067	495,556
Catalent, Inc.*	4,314	496,326
Charles River Laboratories International, Inc.*	930	240,917
Eli Lilly and Co.	7,795	1,621,126
Guardant Health, Inc.*	128	19,904
Horizon Therapeutics plc*	5,586	404,873
Moderna, Inc.*	4,094	708,917
Regeneron Pharmaceuticals, Inc.*	1,254	631,815
Seagen, Inc.*	2,489	408,868
United Therapeutics Corp.*	1,631	267,190
Zoetis, Inc.	5,410	834,493

		6,877,046

Real Estate Investment & Services — 1.2%
CoStar Group, Inc.*	629	565,918
RealPage, Inc.*	3,383	292,866
Zillow Group, Inc., Class A*	3,107	431,003
Zillow Group, Inc., Class C*	3,846	501,749

		1,791,536

Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities, Inc.	2,253	376,499
American Tower Corp.	1,990	452,446

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
CoreSite Realty Corp.	1,032	138,742
Crown Castle International Corp.	4,958	789,611
CyrusOne, Inc.	3,243	236,577
Equinix, Inc.	1,090	806,556
Equity LifeStyle Properties, Inc.	795	48,368
Gaming and Leisure Properties, Inc.	3,805	156,500
Healthpeak Properties, Inc.	9,696	287,486
Invitation Homes, Inc.	11,173	329,380
Life Storage, Inc.	2,206	179,966
Medical Properties Trust, Inc.	14,040	296,384
Mid-America Apartment Communities, Inc.	866	114,962
Omega Healthcare Investors, Inc.	6,652	240,935
Prologis, Inc.	7,498	773,794
SBA Communications Corp.	1,304	350,346
Spirit Realty Capital, Inc.	249	9,601
Sun Communities, Inc.	215	30,773
WP Carey, Inc.	3,756	249,398

		5,868,324

Software & Computer Services — 17.6%
Adobe, Inc.*	4,146	1,902,060
Akamai Technologies, Inc.*	3,659	406,259
Anaplan, Inc.*	5,157	343,972
ANSYS, Inc.*	1,474	522,341
Atlassian Corp. plc, Class A*	2,302	532,061
Autodesk, Inc.*	2,725	755,997
Avalara, Inc.*	2,386	357,900
Black Knight, Inc.*	4,456	364,011
CACI International, Inc., Class A*	130	31,359
Cadence Design Systems, Inc.*	4,590	598,490
Ceridian HCM Holding, Inc.*	3,892	361,606
Cloudflare, Inc., Class A*	4,627	354,706
Coupa Software, Inc.*	1,464	453,650
Crowdstrike Holdings, Inc., Class A*	2,908	627,546
Datadog, Inc., Class A*	4,051	416,240
DocuSign, Inc.*	2,574	599,459
Dynatrace, Inc.*	7,772	322,616
EPAM Systems, Inc.*	1,242	427,782
Everbridge, Inc.*	2,213	294,174
Fastly, Inc., Class A*	3,997	437,072
Five9, Inc.*	2,409	400,496
HubSpot, Inc.*	1,074	399,743
IAC/InterActiveCorp*	2,422	508,499
Intuit, Inc.	2,602	939,920
Manhattan Associates, Inc.*	2,158	244,350
Match Group, Inc.*	3,258	455,664
Microsoft Corp.	12,563	2,914,114
MongoDB, Inc.*	1,434	530,021
NortonLifeLock, Inc.	14,810	312,047
Nuance Communications, Inc.*	9,121	415,370
Okta, Inc.*	2,093	542,108
Paycom Software, Inc.*	1,045	396,828
Pegasystems, Inc.	2,503	319,007
Pinterest, Inc., Class A*	7,416	508,070
RingCentral, Inc., Class A*	1,425	531,411
salesforce.com, Inc.*	7,969	1,797,488
ServiceNow, Inc.*	2,046	1,111,305
Smartsheet, Inc., Class A*	952	66,392
Splunk, Inc.*	3,033	500,536
Synopsys, Inc.*	2,328	594,688
Twilio, Inc., Class A*	1,982	712,390
Tyler Technologies, Inc.*	1,013	428,286
Veeva Systems, Inc., Class A*	2,109	583,012
Zoom Video Communications, Inc., Class A*	2,012	748,605
Zscaler, Inc.*	2,175	434,348

		26,503,999

Support Services — 4.3%
Bill.Com Holdings, Inc.*	2,884	351,502
Booz Allen Hamilton Holding Corp.	4,154	353,796
Cintas Corp.	1,467	466,682
CoreLogic, Inc.	4,150	312,454
Fair Isaac Corp.*	780	351,086
Paylocity Holding Corp.*	1,503	281,752
PayPal Holdings, Inc.*	10,298	2,412,924
Republic Services, Inc.	4,206	380,727
Square, Inc., Class A*	4,220	911,351
TransUnion	1,510	131,430
Verisk Analytics, Inc.	2,725	500,038

		6,453,742

Technology Hardware & Equipment — 10.7%
Advanced Micro Devices, Inc.*	12,232	1,047,548
Apple, Inc.	22,017	2,905,363
Applied Materials, Inc.	10,276	993,484
Broadcom, Inc.	3,406	1,534,403
Cirrus Logic, Inc.*	842	78,887
Entegris, Inc.	4,071	400,546
Inphi Corp.*	2,323	391,681
KLA Corp.	2,292	641,920
Lam Research Corp.	1,690	817,876
Marvell Technology Group Ltd.	11,835	609,029
Monolithic Power Systems, Inc.	1,059	376,252
NVIDIA Corp.	5,031	2,614,057
Qorvo, Inc.*	1,584	270,674
QUALCOMM, Inc.	5,339	834,379
Skyworks Solutions, Inc.	3,009	509,273
Switch, Inc., Class A	8,612	148,299
Teradyne, Inc.	3,789	429,976
Texas Instruments, Inc.	7,956	1,318,230
Ubiquiti, Inc.	461	141,983

		16,063,860

Travel & Leisure — 3.6%
Chipotle Mexican Grill, Inc.*	402	594,960
Choice Hotels International, Inc.	1,384	139,286
Domino’s Pizza, Inc.	1,024	379,658
Hilton Worldwide Holdings, Inc.	3,882	393,596
McDonald’s Corp.	7,056	1,466,519
Peloton Interactive, Inc., Class A*	4,498	657,293
Starbucks Corp.	10,928	1,057,940
Wendy’s Co. (The)	11,638	237,415
Yum China Holdings, Inc. (China)	7,660	434,398

		5,361,065

TOTAL COMMON STOCKS (Cost $116,660,199)		150,485,774

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $254,077)	254,077	254,077

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	99,850	99,860
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	261,328	261,328

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $361,198)		361,188

TOTAL SHORT-TERM INVESTMENTS (Cost $615,275)		615,265

Total Investments — 100.2% (Cost $117,275,474)		151,101,039
Liabilities in Excess of Other Assets — (0.2%)		(287,781)

Net Assets — 100.0%		150,813,258

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $363,709.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2021:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	17	03/2021	USD	315,605	(1,972)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$151,101,039	$—	$—	$151,101,039

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(1,972)	$—	$—	$(1,972)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17% (a)(b)	$399,860	$—	$300,000	$(40)	$40	$99,860	99,850	$70	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	800,674	4,506,149	5,045,495	—	—	261,328	261,328	32	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	205,755	1,072,921	1,024,599	—	—	254,077	254,077	12	—

Total	$1,406,289	$5,579,070	$6,370,094	$(40)	$40	$615,265		$114	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.